EquiTrust Series Fund, Inc.
5400 University Avenue
West Des Moines, IA  50266-5997



December 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	EquiTrust Series Fund, Inc.
       File Nos. 2-38512 and 811-2125

Commissioners:

Post-Effective Amendment No. 42 under the Securities
Act of 1933 and No. 42 of the Investment Company Act of 1940

Commissioners:

On behalf of EquiTrust Series Fund, Inc. (the "Registrant"), we certify pursuant to Rule 497(j) of the Securities Act of 1933 that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above noted, most recently filed amendment of the Registration Statement of the Registrant (the "Amendment") and (ii) the text of the Amendment has been filed electronically.

If you have any questions about this filing, please contact the undersigned at (515) 226-6708.

Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan
Compliance Assistant II